Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Income Taxes [Line Items]
Deferred employer portion taxes for payroll paid				$ 8,000
Tax effected operating loss carryforwards			$ 95,400	94,400
Tax effected state net operating loss carryforwards			$ 22,900	26,600
Deferred tax assets, operating loss carryforwards, expiration Year			2034
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			$ 2,200	2,700
Deferred tax assets valuation allowance related to net operating loss carryforwards			96,000
Deferred Tax Assets, Valuation Allowance			108,122	81,461	$ 72,783	$ 44,752
Interest and penalties included in income tax expense	$ 0		100	100	100
Payment of interest and penalties accrued			$ 1,200	1,100
Income tax holiday, description			The Company operates under a tax holiday in India, which is effective through March 31, 2029. The tax holidays are conditional upon our meeting certain employment and investment thresholds.
Income tax holiday, termination date			March 31, 2029
Impact of tax holidays			$ 2,000	$ 200	$ 1,300
Income tax examination, description			With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal, foreign, state, or local tax authorities for years before 2011.
Effective tax rate	4.29%	9.96%	(8.90%)	(10.40%)	6.20%
U.S. federal statutory rate	21.00%		21.00%	21.00%	21.00%
Federal
Income Taxes [Line Items]
Federal net operating loss carryforwards			$ 454,300	$ 449,400
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration							$ 142,900
Income tax examination, duration of federal statute of limitations			3 years
Federal Insurance Contributions Act
Income Taxes [Line Items]
Percentage of payroll taxes to pay of deferral			50.00%
Federal Insurance Contributions Act | On or Before December 31, 2022
Income Taxes [Line Items]
Percentage of payroll taxes to be remitted			50.00%